S000083456 [Member] Expense Example - iShares Paris-Aligned Climate Optimized MSCI World ex USA ETF - iShares Paris-Aligned Climate Optimized MSCI World ex USA ETF	Aug. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 12
Expense Example, with Redemption, 3 Years	39
Expense Example, with Redemption, 5 Years	68
Expense Example, with Redemption, 10 Years	$ 154